Note 7 - Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Employee related expenses	$ 4,478	$ 3,348
Royalties	3,498	$ 2,458
Clinical trials	442
Professional services	333	$ 323
Sales and use taxes payable	193	1
Inventory	85	88
Rent	56	196
Other accrued liabilities	864	656
Total accrued liabilities	$ 9,949	$ 7,070